  Nicholas Fixed Income Alternative ETF

   Schedule of Investments

  July 31, 2026 (Unaudited)

PURCHASED OPTIONS - 2.0%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 1.5%
S&P 500 Index, Expiration: 8/31/2026; Exercise Price: $7,675.00	$71,152,340	95	$330,125
S&P 500 Index, Expiration: 8/31/2026; Exercise Price: $7,650.00	71,152,340	95	409,925
S&P 500 Index, Expiration: 9/30/2026; Exercise Price: $7,200.00	22,469,160	30	1,220,850
			1,960,900

Put Options - 0.5%
S&P 500 Index, Expiration: 8/31/2026; Exercise Price: $7,175.00	71,152,340	95	345,800
S&P 500 Index, Expiration: 8/31/2026; Exercise Price: $7,150.00	71,152,340	95	312,550
			658,350

TOTAL PURCHASED OPTIONS (Cost $2,976,373)			2,619,250

U.S. TREASURY SECURITIES - 97.5%	Principal Amount	Value
United States Treasury Note/Bond
3.88%, 06/15/2028(e)(f)	$32,609,000	32,368,891
4.63%, 10/15/2026(e)(f)	32,104,000	32,151,595
4.50%, 02/15/2036(e)	3,169,000	3,135,825
3.88%, 03/31/2031(e)	29,932,000	29,214,684
3.88%, 04/15/2029(e)	29,432,000	29,079,046
TOTAL U.S. TREASURY SECURITIES (Cost $127,426,561)		125,950,041

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(g)	765,964	765,964

TOTAL SHORT-TERM INVESTMENTS (Cost $765,964)		765,964

TOTAL INVESTMENTS - 100.1% (Cost $131,168,898)		$129,335,255
Liabilities in Excess of Other Assets - (0.1)%		(111,786)
TOTAL NET ASSETS - 100.0%		$129,223,469

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown is the annualized effective yield as of July 31, 2026.
(f)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $64,026,620.
(g)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

  Nicholas Fixed Income Alternative ETF

   Schedule of Written Options Contracts

  July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (2.0)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (1.3)%
S&P 500 Index, Expiration: 8/21/2026; Exercise Price: $7,600.00	$(22,469,160)	(30)	$(116,550)
S&P 500 Index, Expiration: 8/31/2026; Exercise Price: $7,575.00	(71,152,340)	(95)	(697,775)
S&P 500 Index, Expiration: 8/31/2026; Exercise Price: $7,550.00	(71,152,340)	(95)	(826,500)
			(1,640,825)

Put Options - (0.7)%
S&P 500 Index, Expiration: 8/31/2026; Exercise Price: $7,275.00	(71,152,340)	(95)	(477,375)
S&P 500 Index, Expiration: 8/31/2026; Exercise Price: $7,250.00	(71,152,340)	(95)	(430,825)
			(908,200)

TOTAL WRITTEN OPTIONS (Premiums received $2,581,647)			$(2,549,025)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.